CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING, Payables From Repurchase Agreements and Securities Lending (Details) - PEN (S/)
S/ in Thousands
		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		S/ 9,060,710	S/ 10,168,427
Financial liabilities, at fair value		9,387,273	10,828,586
Debt Instruments [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		S/ 7,829,434	S/ 8,606,141
Debt Instruments [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Average interest rate		0.00%	0.00%
Carrying amount	[1]	S/ 7,829,434	S/ 8,606,141
Financial liabilities, at fair value	[1]	S/ 8,155,962	S/ 9,268,346
Instruments Issued by the Colombian Government [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Description of presentation currency		Colombian Pesos
Average interest rate		4.68%	6.22%
Carrying amount		S/ 848,310	S/ 1,410,328
Financial liabilities, at fair value		S/ 848,310	S/ 1,408,486
Instruments Issued by the Chilean Government [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Description of presentation currency		Chilean pesos
Average interest rate		0.46%	0.75%
Carrying amount		S/ 83,375	S/ 57,066
Financial liabilities, at fair value		S/ 83,398	S/ 57,095
Other Instruments [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Average interest rate		5.11%	6.91%
Carrying amount		S/ 299,591	S/ 94,892
Financial liabilities, at fair value		299,603	94,659
Up to 3 Days [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		539,298	98,122
Up to 3 Days [Member] | Debt Instruments [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount	[1]	281,977	0
Up to 3 Days [Member] | Instruments Issued by the Colombian Government [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		127,103	0
Up to 3 Days [Member] | Instruments Issued by the Chilean Government [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		83,375	57,066
Up to 3 Days [Member] | Other Instruments [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		46,843	41,056
From 3 to 30 Days [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		726,183	1,473,746
From 3 to 30 Days [Member] | Debt Instruments [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount	[1]	0	9,582
From 3 to 30 Days [Member] | Instruments Issued by the Colombian Government [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		721,207	1,410,328
From 3 to 30 Days [Member] | Instruments Issued by the Chilean Government [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		0	0
From 3 to 30 Days [Member] | Other Instruments [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		4,976	53,836
More than 30 days [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		7,795,229	8,596,559
More than 30 days [Member] | Debt Instruments [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount	[1]	7,547,457	8,596,559
More than 30 days [Member] | Instruments Issued by the Colombian Government [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		0	0
More than 30 days [Member] | Instruments Issued by the Chilean Government [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		0	0
More than 30 days [Member] | Other Instruments [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		S/ 247,772	S/ 0

[1]	As of December 31, 2024, and 2023, the Group has repurchased agreements secured with: (i) cash, see Note 4(a) and (ii) investments, see Note 6(b). This item consists of the following: